Leases - Property leased or held for lease (Details) - Property leased or held for lease $ in Thousands	Sep. 30, 2015 USD ($)
Construction aggregates property	$ 35,087
Commercial property	256,129
Carrying Value of property owned by the Company leased or held for lease, gross	291,216
Less accumulated depreciation and depletion	72,993
Carrying Value of property owned by the Company leased or held for lease, net	$ 218,223